T. Rowe Price
--------------------------------------------------------------------------------
                                Semiannual Report
                            California Tax-Free Funds
--------------------------------------------------------------------------------
                                 August 31, 2000
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
-----------------
     * Municipal bonds rallied during the six months ended August 31 aided by strong demand and aggressive Federal Reserve action to slow the economy.
     * The California Tax-Free Money Fund's returns for the 6- and 12-month periods were in line with the Lipper peer group average.
     * Performance was strong for the California Tax-Free Bond Fund during both periods, but mixed versus the Lipper category.
     * With the Fed's tightening program near an end and California's economy robust, the outlook for the state's tax-exempt bond market remains excellent.

UPDATES AVAILABLE
-----------------
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS
-------------------
     Municipal bonds rebounded sharply over the past six months, due primarily to strong demand and limited supply. Investors were encouraged by the Federal Reserve's aggressive action to curb above-average economic growth and stem inflation. These factors were particularly favorable to intermediate- and long-term California bonds, which posted excellent performance during the period. While bonds rallied, money market yields rose following Fed rate hikes early in the period.

MARKET ENVIRONMENT
------------------
     Fixed-income markets in 2000 have been largely influenced by the Federal Reserve's tightening program, heightened volatility in the equity market, and the government's buyback of U.S. Treasury bonds. Fed activity, which included federal funds rate increases totaling one percentage point in the first half of the year, finally seems to be exerting some weight on the resilient U.S. economy. The Fed's expressed determination to slow economic growth and engineer a soft landing has injected a note of sobriety into equity markets.

                          California        California
                          Bond Index        Money Index
                          ----------        -----------
        8/31/1999            5.71              2.85
                             5.80              3.35
                             6.06              3.20
        Nov-1999             5.94              3.40
                             6.15              4.95
                             6.23              2.20
        Feb-2000             6.13              2.90
                             5.88              3.30
                             5.98              5.15
        May-2000             6.01              3.70
                             5.80              4.45
                             5.70              4.15
        8/31/2000            5.50              3.60


     Long-term Treasury bonds, on the other hand, have returned about 15% so far this year due to a scarcity premium for the bonds since the government announced its buyback program, which led to investor fears of a dwindling supply of long-term Treasuries. The Treasury yield curve remained inverted throughout the period, with yields on short-term Treasuries higher than long-term yields as Fed actions have put upward pressure on the short end.

     Municipal bond yields have also fallen, aided by outsized demand for tax-exempt securities. The supply of new issues, down 20% nationally through August versus the same period last year, has been capped by higher borrowing costs and the lower borrowing needs of state and local governments. Issuance in California declined even more significantly, down 28%. Demand, particularly from buyers of individual bonds, has been strong as attractive taxable-equivalent yields have enticed both traditional fixed-income investors and others seeking to rebalance their portfolios. High-yield bonds, however, have lagged the general market and the yield differential between lower- and higher-quality bonds widened. This sector continues to feel pressure due to profitability problems among health care providers and various corporate issuers. The prospect of slower economic growth has also weighed on the high-yield market. Money market yields moved higher due to the Fed rate hikes.

*****************************
The California economy
continues to outperform
the nation's, spurred by
both the high technology
and construction sectors.
*****************************

     The California economy continues to outperform the nation's, spurred by both the high technology and construction sectors. California exports have also been strong. Nonfarm employment grew 3.2% in both June an d July compared with the same months in 1999. California's unemployment rate was 5.0% in July and is expected to average 4.8% for the entire year. Personal income grew an impressive 7.4% in 1999 and is expected to rise 6.7% this year. Retail sales increased 9.3% in 1999 and are expected to grow 7.8% this year. Home affordability and availability continue to be significant issues, posing a slight risk to California's economic outlook. Median existing home sale prices are escalating and new home construction is not keeping pace with demand, primarily due to difficulty in securing land and permits.

     The state's financial condition has strengthened, primarily due to surging personal income tax and sales tax receipts. Revenues for the fiscal year ended June 30 were substantially higher than expected, and the extra funds have been allocated in the 2001 budget to education, tax cuts, and, to a lesser extent, increased reserves. This led to recent rating agency upgrades. In September, Standard & Poor's upgraded California's general obligation debt rating to AA from AA- and Moody's upgraded it to Aa2 from Aa3. Fitch upgraded California's general obligation bond rating to AA from AA- in February. These moves followed a similar round of upgrades over the previous two years. Further testament to California's strong economy is that, for the first time in 20 years, the state will not issue any short-term debt. The state's revenue anticipation note had been the bellwether issue of the entire short-term market, but issuance has fallen every year for the past five years, from $5 billion to zero.

CALIFORNIA TAX-FREE MONEY FUND
------------------------------

PERFORMANCE COMPARISON
----------------------
Periods Ended 8/31/00                  6 Months        12 Months
---------------------                  --------        ---------
California Tax-Free Money Fund            1.6%           2.89%

Lipper California Tax-Exempt
Money Market Funds Average                1.6            2.91


     Your fund returned 1.60% and 2.89%, respectively, for the 6- and 12-month periods ended August 31, as shown in the table. Both results were in line with those of the Lipper California Tax-Exempt Money Market Funds Average. Dividends per share over the past 12 months rose to $0.029 from $0.024 in the previous 12-month period. Our weighted average maturity of 42 days at the end of the period, as shown in the table on page 7, was seven days shorter than that of our average competitor. Our maturity posture was generally less aggressive than our peers throughout the period, which crimped results. We had anticipated that seasonal issuance would, at least temporarily, increase short-term California yields relative to national yields, but that did not materialize. Even though California notes with longer maturities currently provide a yield advantage over short-term securities, state issues overall are not priced favorably relative to the national market (California yields are comparatively low). Our desire to avoid poor price performance among longer maturity notes in the event California yields rose was another reason we maintained a cautious maturity posture. However, with the outlook for Fed rate hikes much more benign than six months ago, we expect to extend maturity to the same level as our peer group as we find opportunities going forward.

     During the past six months, the national short-term tax-exempt note market reacted less to Fed actions than would be expected, as yields rose just 20 basis points to 4.25% in the six-month range and only 10 basis points to 4.30% in the one-year range. (One hundred basis points equal one percentage point.) Meanwhile, the fed funds target rate was increased 75 basis points over the same span. Evidence of higher short-term rates was more readily apparent in the tax-exempt variable rate sector where yields during the period averaged 4.18%, about 70 basis points higher than over the previous six-month period. The larger move in the variable-rate market (one- and seven-day maturities) made the yield curve flat. On August 31, a one-day investment in the tax-exempt market actually yielded the same as a one-year investment (4.30%).

     In the California market, however, the short-term yield curve remained steep over the past six months due to consistent strong demand and the continued shrinkage of short-term supply. Overnight rates were 3.50% on August 31 versus 4.00% on one-year securities. As discussed in the Market Environment section, the strong economy has reduced the state's short-term borrowing needs substantially. California tax-exempt securities have offered low yields relative to national issues for some time now and this will most likely continue for the foreseeable future due to strong demand and limited supply.

CALIFORNIA TAX-FREE BOND FUND
-----------------------------

PERFORMANCE COMPARISON
----------------------
Periods Ended 8/31/00                  6 Months        12 Months
---------------------                  --------        ---------
California Tax-Free Bond Fund             7.38%          7.21%

Lipper California Municipal
Debt Funds Average                        8.00           6.47


     Your fund posted strong absolute performance over the past six months, as shown in the table, bouncing back from weak results in the rising interest rate environment of 1999 with a 7.38% total return. The California market has outpaced the rest of the country this year, with total returns beating national averages by over 150 basis points year-to-date (100 basis points equal one percentage point). This exceptional performance reflects very strong demand for tax-exempt bonds from individual investors along with a 28% decline in new issuance compared with last year. The fund's net asset value rose $0.47 to $10.58 during the past six months, as shown in the table on page 7. This price appreciation was complemented by higher dividend income N $0.27 per share during the period compared with $0.26 from the previous six months. The fund's 12-month dividend yield held roughly steady at 5.10% from 5.11% during the previous 12-month period. For an investor in the 36% tax bracket, that is equivalent to a taxable yield of 7.97%.

*****************************
With signs that the economy
is beginning to slow, we are
moving . . . to a longer
duration posture.
*****************************

     Performance exceeded that of the Lipper category over the past 12 months, but lagged during the latest six months. After pursuing a defensive strategy throughout 1999, which significantly reduced our losses compared with the peer group average, we changed course this year, extending the portfolio's maturity and duration. (Duration is a measure of a bond fund's sensitivity to interest rates. A fund with a duration of eight years would fall or rise about 8% in price in response to a one-percentage-point rise or fall in interest rates.) However, we did not move quickly enough to catch the entire benefit of the strong updraft in the California market. In addition, a small holding in an industrial development bond (0.4% of net assets) encountered financial problems that severely eroded its value and detracted from performance. While we always strive to avoid credit problems, we also keep our portfolio well diversified to protect against unantici-pated events.

     Our goals for the past six months included maintaining the portfolio's income stream by taking advantage of the higher yields available in early 2000, and extending our call protection by selling bonds with shorter call dates. (When market yields fall below a bond's coupon rate, call risk increases and the bond no longer trades based on its stated maturity but on its call date N the date when the issuer gains the right to retire the bond before maturity.) Exposure to sectors with positive credit outlooks was also increased. We added to our holdings in state general obligation debt, public power providers, and transportation project bonds. Each sector is a beneficiary of California's strong economy. Overall credit quality was unchanged for the period at AA-, and our sector weightings also were little changed.

     Duration declined to 7.7 years at the end of August compared with 8.3 years six months ago, mainly because more bonds began trading to their call dates as rates fell. Weighted average maturity increased during the period, reflecting a shift to bonds with ultimate maturities longer than 20 years. With signs that the economy is beginning to slow, we are moving the portfolio back to a longer duration posture.

OUTLOOK
-------
     While the higher price of oil has not yet caused significant deterioration in the inflation outlook, it is acting like a tax on consumer activity. Slower consumer demand growth and the reduced need to build inventory will continue to restrain production and hiring. Energy price pressures may persist, but other costs should continue to ease as production growth moderates. As a result, it appears increasingly likely that the Fed may be done raising interest rates for the foreseeable future.

     We began the year believing that the municipal market was substantially undervalued after a particularly weak period in late 1999. Municipal bonds have recovered much ground in 2000, and we expect the current environment of low supply and strong demand to continue. The economic backdrop suggests stable to improving municipal bond prices barring an increase in inflation. The credit outlook for California is exceptional.

Respectfully submitted,

/s/

Patrice L. Berchtenbreiter
Chairman of the Investment Advisory Committee
California Tax-Free Money Fund

/s/

Mary J. Miller
Chairman of the Investment Advisory Committee
California Tax-Free Bond Fund

September 19, 2000
================================================================================

T. Rowe Price California Tax-Free Funds
---------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
KEY STATISTICS
--------------
                                                         2/29/00        8/31/00
                                                         -------        -------
CALIFORNIA TAX-FREE MONEY FUND
------------------------------
Price Per Share                                          $ 1.00         $ 1.00
Dividends Per Share
     For 6 months                                          0.013          0.016
     For 12 months                                         0.025          0.029

Dividend Yield (7-Day Compound) *                          2.21%          3.24%

Weighted Average Maturity (days)                            39             42

Weighted Average Quality **                             First Tier  First Tier

CALIFORNIA TAX-FREE BOND FUND
-----------------------------
Price Per Share                                          $10.11         $10.58
Dividends Per Share
     For 6 months                                          0.26           0.27
     For 12 months                                         0.52           0.53
Dividend Yield *
     For 6 months                                          5.25%          5.04%
     For 12 months                                         5.26           5.10

30-Day Standardized Yield                                  5.07           4.67

Weighted Average Maturity (years)                         16.1            16.8

Weighted Average Effective Duration (years)                8.3             7.7

Weighted Average Quality ***                               AA-             AA-

     * Dividends earned and reinvested for the periods indicated are annualized and divided by the fund's net asset value at the end of the period.
     ** All securities purchased in the money fund are rated in the two highest categories as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.
     ***  Based on T. Rowe Price research.

================================================================================

T. Rowe Price California Tax-Free Funds
---------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
SECTOR DIVERSIFICATION
----------------------
                                                        Percent of   Percent of
                                                        Net Assets   Net Assets
                                                          2/29/00      8/31/00
                                                          -------      -------
CALIFORNIA TAX-FREE MONEY FUND
------------------------------
General Obligations - Local                                  7%          16%
Water and Sewer Revenue                                     17           11
Housing Finance Revenue                                     13           11
Educational Revenue                                          8           10
Lease Revenue                                               11            8
General Obligations - State                                  2            7
Hospital Revenue                                            12            6
Industrial and Pollution Control Revenue                     -            6
Electric Revenue                                             6            6
Nuclear Revenue                                              7            5
All Others                                                  16            6
Other Assets Less Liabilities                                1            8

Total                                                      100%         100%

CALIFORNIA TAX-FREE BOND FUND
-----------------------------
Dedicated Tax Revenue                                       18%          14%
Lease Revenue                                               14           12
General Obligations - Local                                  8            9
General Obligations - State                                  6            9
Prerefunded Bonds                                           10            8
Housing Finance Revenue                                     10            8
Air and Sea Transportation Revenue                           5            7
Water and Sewer Revenue                                      7            7
Educational Revenue                                          4            6
Escrowed To Maturity                                         5            5
Hospital Revenue                                             3            4
Electric Revenue                                             -            3
Nuclear Revenue                                              3            3
Ground Transportation Revenue                                2            2
All Others                                                   4            3
Other Assets Less Liabilities                                1            -

Total                                                      100%         100%

================================================================================

T. Rowe Price California Tax-Free Funds
---------------------------------------
PERFORMANCE COMPARISON
----------------------

     These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

           Lipper California Tax-Exempt Money         California Tax-Free
                  Market Funds Average                    Money Fund
                  --------------------                    ----------
8/90                    10000                                10000
8/91                    10452                                10407
8/92                    10779                                10714
8/93                    11008                                10932
8/94                    11238                                11150
8/95                    11599                                11506
8/96                    11952                                11849
8/97                    12312                                12200
8/98                    12675                                12558
8/99                    12989                                12864
8/00                    13367                                13237


      Lehman Municipal      Lipper California Municipal    California Tax-Free
         Bond Index            Debt Funds Average              Bond Fund
         ----------            ------------------              ---------

8/90       10000                     10000                       10000
8/91       11179                     11134                       11130
8/92       12427                     12303                       12383
8/93       13944                     13869                       14030
8/94       13963                     13699                       13858
8/95       15201                     14688                       14939
8/96       15997                     15547                       15879
8/97       17476                     16973                       17313
8/98       18988                     18453                       18852
8/99       19083                     18215                       18763
8/00       20375                     19423                       20115

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------

     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 8/31/00                  1 Year     3 Years    5 Years    10 Years
---------------------                  ------     -------    -------    --------
California Tax-Free Money Fund          2.89%      2.76%       2.84%      2.84%
California Tax-Free Bond Fund           7.21       5.13        6.13       7.24

     Investment return represents past performance and will vary. Shares of the bond fund may be worth more or less at redemption than at original purchase, as their principal value will fluctuate. Investments in the Money Fund are not insured or guaranteed by the FDIC or any other government agency. Although it seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

================================================================================
T. Rowe Price California Tax-Free Money Fund
--------------------------------------------                          Unaudited
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
                        6 Months      Year
                           Ended     Ended
                         8/31/00   2/29/00  2/28/99  2/28/98  2/28/97   2/29/96
NET ASSET VALUE
Beginning of period     $  1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $  1.000
--------------------------------------------------------------------------------
Investment activities
  Net investment
  income (loss)            0.016*    0.025*   0.026*   0.030*   0.028*    0.032*
Distributions
  Net investment income   (0.016)   (0.025)  (0.026)  (0.030)  (0.028)   (0.032)
--------------------------------------------------------------------------------
NET ASSET VALUE

End of period           $  1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $  1.000

RATIOS/SUPPLEMENTAL DATA

Total return**             1.60%*    2.51%*   2.65%*   3.01%*   2.87%*    3.24%*
--------------------------------------------------------------------------------
Ratio of total expenses to
average net assets         0.55%*+   0.55%*   0.55%*   0.55%*   0.55%*    0.55%*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                 3.16%*+   2.48%*   2.62%*   2.98%*   2.82%*    3.20%*
--------------------------------------------------------------------------------
Net assets, end of period
(in thousands)          $ 104,612  $108,219 $102,346 $ 92,406 $ 82,210 $  72,739
--------------------------------------------------------------------------------
     ** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
     * Excludes expenses in excess of a 0.55% voluntary expense limitation in effect through 2/28/01.
     +    Annualized

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------                          Unaudited
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
                         6 Months     Year
                            Ended    Ended
                          8/31/00  2/29/00   2/28/99  2/28/98  2/28/97  2/29/96
NET ASSET VALUE
Beginning of period      $  10.11 $  10.96  $ 10.88  $ 10.47  $ 10.45  $ 10.00
-------------------------------------------------------------------------------
Investment activities
 Net investment
 income (loss)              0.27     0.52      0.52     0.54     0.55     0.55
 Net realized and
 unrealized gain (loss)     0.47    (0.84)     0.11     0.41     0.02     0.45
-------------------------------------------------------------------------------
 Total from
 investment activities      0.74    (0.32)     0.63     0.95     0.57     1.00
-------------------------------------------------------------------------------
Distributions
 Net investment income     (0.27)   (0.52)    (0.52)   (0.54)   (0.55)   (0.55)
 Net realized gain              -   (0.01)    (0.03)        -        -        -
-------------------------------------------------------------------------------
 Total distributions       (0.27)   (0.53)    (0.55)   (0.54)   (0.55)   (0.55)
-------------------------------------------------------------------------------
NET ASSET VALUE

End of period            $ 10.58  $ 10.11   $ 10.96  $ 10.88  $ 10.47  $ 10.45

RATIOS/SUPPLEMENTAL DATA
------------------------
Total return**             7.38%   (2.94)%    5.95%    9.31%    5.64%    10.28%
-------------------------------------------------------------------------------
Ratio of total expenses to
average net assets         0.54%+   0.56%     0.58%    0.58%    0.62%    0.63%
-------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                 5.12%+   4.99%     4.80%    5.09%    5.29%    5.40%
-------------------------------------------------------------------------------
Portfolio turnover rate    44.6%+   40.8%     27.2%    35.0%    47.3%    61.9%
-------------------------------------------------------------------------------
Net assets, end of period
(in thousands)           $228,460 $211,898  $226,001 $195,100 $160,813 $146,194
-------------------------------------------------------------------------------
     ** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
     +    Annualized

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------
Unaudited                                                       August 31, 2000

PORTFOLIO OF INVESTMENTS
------------------------                                      Par         Value
                                                                In thousands
CALIFORNIA  91.2%
Alameda County, GO, TRAN, 5.00%, 7/2/01                   $    3,000   $  3,017
-------------------------------------------------------------------------------
California, GO
        5.00%, 10/1/00                                           200        201
-------------------------------------------------------------------------------
        5.10%, 10/1/00                                           250        250
-------------------------------------------------------------------------------
        5.70%, 9/1/00                                            500        500
-------------------------------------------------------------------------------
        5.70%, 10/1/00                                           120        120
-------------------------------------------------------------------------------
        6.00%, 9/1/00                                            950        950
-------------------------------------------------------------------------------
        6.60%, 2/1/01                                            200        202
-------------------------------------------------------------------------------
    TECP, 3.90%, 10/19/00                                      5,000      5,000
-------------------------------------------------------------------------------
California Community Dev. Auth., Sunrise Danville
        VRDN (Currently 3.70%)
        (FNMA Guaranteed)*                                     3,765      3,765
-------------------------------------------------------------------------------
California Dept. of Water Resources, 9.25%, 12/1/00            1,495      1,514
-------------------------------------------------------------------------------
California EFA
    Stanford Univ.
        VRDN (Currently 3.60%)                                 3,000      3,000
-------------------------------------------------------------------------------
    Pepperdine Univ.
        VRDN (Currently 3.70%)                                 2,000      2,000
-------------------------------------------------------------------------------
    California Institute of Technology
        VRDN (Currently 3.80%)                                   500        500
-------------------------------------------------------------------------------
California Housing Fin. Agency
    Home Mortgage
        VRDN (Currently 3.70%)
        (FSA Insured) *                                        1,000      1,000
-------------------------------------------------------------------------------
        VRDN (Currently 3.90%)
        (FSA Insured) *                                        1,000      1,000
-------------------------------------------------------------------------------
        VRDN (Currently 3.90%)
        (AMBAC Insured) *                                      1,000      1,000
-------------------------------------------------------------------------------
        4.05%, 6/1/01 *                                        1,500      1,500
-------------------------------------------------------------------------------

California HFFA
    Pooled Loan Program
        VRDN (Currently 3.60%) (FGIC Insured)                  1,500      1,500
-------------------------------------------------------------------------------
    Santa Barbara Cottage Hosp.
        VRDN (Currently 3.70%)                                 3,200      3,200
-------------------------------------------------------------------------------
California Infrastructure & Economic Dev.
    Independent Systems Operating
        VRDN (Currently 3.55%) (MBIA Insured)                  2,000      2,000
-------------------------------------------------------------------------------
California Pollution Control Fin. Auth., PCR
    Pacific Gas and Electric
        VRDN (Currently 3.50%)                            $    1,300   $  1,300
-------------------------------------------------------------------------------
        VRDN (Currently 3.55%) *                               1,800      1,800
-------------------------------------------------------------------------------
    Shell Oil
        VRDN (Currently 3.45%) *                               2,900      2,900
-------------------------------------------------------------------------------
        VRDN (Currently 3.55%)                                 2,100      2,100
-------------------------------------------------------------------------------
California Public Works Board,Univ.of California Regents
        7.00%, 9/1/10 (Prerefunded 9/1/00+)                      400        408
-------------------------------------------------------------------------------
California Statewide CDA, Chevron, VRDN(Currently 3.50%) *     1,000      1,000
-------------------------------------------------------------------------------
Dublin San Ramon Service Dist.
        VRDN (Currently 3.70%) (MBIA Insured)                  3,000      3,000
-------------------------------------------------------------------------------
Fresno County, GO, TRAN, 5.00%, 7/2/01                         2,000      2,012
-------------------------------------------------------------------------------
Glendale, VRDN (Currently 3.50%)                               3,000      3,000
-------------------------------------------------------------------------------
Golden Gate Bridge Highway & Transportation Dist.
    TECP, 3.80%, 10/17/00                                      1,000      1,000
-------------------------------------------------------------------------------
Irvine Public Fac. and Infrastructure Auth.
        VRDN (Currently 3.50%)                                 1,005      1,005
-------------------------------------------------------------------------------
Irvine Ranch Water Dist.,GO, VRDN (Currently 3.60%)            1,000      1,000
-------------------------------------------------------------------------------
Kings River Conservation Dist.
        6.375%, 1/1/12 (Prerefunded 1/1/01+)                     220        226
-------------------------------------------------------------------------------
Long Beach Harbor, 7.20%, 5/15/01                              1,000      1,023
-------------------------------------------------------------------------------

Los Angeles, GO
        VRDN (Currently 3.88%) (FGIC Insured)                  1,250      1,250
-------------------------------------------------------------------------------
        5.10%, 9/1/00 (MBIA Insured)                             150        150
-------------------------------------------------------------------------------
Los Angeles County, COP
        6.50%, 9/1/13 (MBIA Insured)
        (Prerefunded 9/1/00+)                                    395        402
-------------------------------------------------------------------------------
Los Angeles Harbor Dept., 4.875%, 11/1/00                        395        396
-------------------------------------------------------------------------------
Metropolitan Water Dist. of Southern California
    GO, 5.00%, 3/1/01                                          1,000      1,006
-------------------------------------------------------------------------------
        VRDN (Currently 3.55%)                                   300        300
-------------------------------------------------------------------------------
        VRDN (Currently 3.60%)                                 2,500      2,500
-------------------------------------------------------------------------------
Newport Beach, Hoag Memorial Hosp.
        VRDN (Currently 3.55%)                                 2,000      2,000
-------------------------------------------------------------------------------
Oakland, COP, VRDN (Currently 3.50%)                           3,730      3,730
-------------------------------------------------------------------------------
Sacramento County Sanitation Dist. Fin. Auth.
        4.75%, 12/1/00                                         3,970      3,979
-------------------------------------------------------------------------------
Sacramento Utility Dist., TECP
        3.90 - 4.20%, 9/7 - 10/13/00                      $    3,000   $  3,000
-------------------------------------------------------------------------------
San Diego County, TAN, GO 5.00%, 9/29/00                       4,000      4,003
-------------------------------------------------------------------------------
San Diego County COP, San Diego Museum of Art
        VRDN (Currently 3.65%)                                 1,000      1,000
-------------------------------------------------------------------------------
San Diego Housing Auth.
        VRDN (Currently 3.45%)
        (FHLMC Guaranteed)                                     3,000      3,000
-------------------------------------------------------------------------------
San Diego IDR
        VRDN (Currently 3.88%)
        (AMBAC Insured)                                        2,295      2,295
-------------------------------------------------------------------------------
San Francisco Bay Transport Tax
        TECP, 3.30%, 9/7/00                                    1,000      1,000
-------------------------------------------------------------------------------
        VRDN (Currently 3.88%) (FGIC Insured)                  1,000      1,000
-------------------------------------------------------------------------------

Santa Clara County, GO, VRDN (Currently 4.50%)                 4,000      4,000
-------------------------------------------------------------------------------
Santa Clara Electric
        VRDN (Currently 3.50%) (AMBAC Insured)                   940        940
-------------------------------------------------------------------------------
Santa Clara/El Camino Hosp. Dist., Valley Medical Center
        VRDN (Currently 3.35%)                                   390        390
-------------------------------------------------------------------------------
Univ. of California
        VRDN (Currently 3.88%) (MBIA Insured)                  2,700      2,700
-------------------------------------------------------------------------------
    Multi Purpose Projects
        6.10%, 9/1/00 (MBIA Insured)                           2,400      2,400
-------------------------------------------------------------------------------
Total California (Cost  $95,434)                                         95,434
-------------------------------------------------------------------------------
PUERTO RICO  0.6%
Puerto Rico Electric Power Auth.
        7.00%, 7/1/21 (Prerefunded 7/1/01+)                      500        520
-------------------------------------------------------------------------------
Puerto Rico Telephone Auth., 4.80%, 1/1/01
     (Escrowed to Maturity)                                      140        140
-------------------------------------------------------------------------------
Total Puerto Rico (Cost  $660)                                              660
-------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS  0.2%
Virgin Islands PFA, 7.30%, 10/1/18 (Prerefunded 10/1/00+)        145        147
-------------------------------------------------------------------------------
Total U. S. Virgin Islands (Cost  $147)                                     147
-------------------------------------------------------------------------------
Total Investments in Securities
92.0% of Net Assets (Cost  $96,241)                                    $ 96,241
Other Assets Less Liabilities                                             8,371

 NET ASSETS                                                            $104,612
-------------------------------------------------------------------------------
     *  Interest subject to alternative minimum tax
     +  Used in determining portfolio maturity
 AMBAC  AMBAC Indemnity Corp.
   CDA  Community Development Administration
   COP  Certificates of Participation
   EFA  Educational Facility Authority
  FGIC  Financial Guaranty Insurance Company
 FHLMC  Federal Home Loan Mortgage Corp.
  FNMA  Federal National Mortgage Association
   FSA  Financial Security Assurance Corp.
    GO  General Obligation
  HFFA  Health Facility Financing Authority
   IDR  Industrial Development Revenue
  MBIA  Municipal Bond Investors Assurance Corp.
   PCR  Pollution Control Revenue
   PFA  Public Finance Authority
   TAN  Tax Anticipation Note
  TECP  Tax-Exempt Commercial Paper
  TRAN  Tax Revenue Anticipation Note
  VRDN  Variable Rate Demand Note
The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------
Unaudited                                                       August 31, 2000
                                                                  In thousands
STATEMENT OF ASSETS AND LIABILITIES
'-----------------------------------
ASSETS
------
Investments in securities, at value (cost $96,241)               $   96,241
Receivable for securities sold                                        7,528
Other assets                                                            992
----------------------------------------------------------------------------
Total assets                                                        104,761

LIABILITIES
-----------
Total liabilities                                                       149
----------------------------------------------------------------------------
NET ASSETS                                                       $  104,612

Net Assets Consist of:

Accumulated net investment income - net of distributions         $        4

Accumulated net realized gain/loss - net of distributions               (69)

Paid-in-capital applicable to 104,680,943 no par value shares of beneficial interest outstanding; unlimited
     numbers of shares authorized                                   104,677

NET ASSETS                                                       $  104,612

NET ASSET VALUE PER SHARE                                        $     1.00

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price California Tax-Free Bond Fund
-------------------------------------------
Unaudited                                                       August 31, 2000

STATEMENT OF NET ASSETS                                       Par       Value
-----------------------                                       ---       -----
                                                                In thousands
CALIFORNIA  98.1%
Anaheim Public Fin. Auth., Public Improvements
        5.00%, 9/1/27 (FSA Insured)                        $  2,435   $   2,294
--------------------------------------------------------------------------------
Antioch Public Fin. Auth., 5.85%, 9/2/15                      2,470       2,496
--------------------------------------------------------------------------------
Brea Public Fin. Auth., Tax Allocation
        6.75%, 8/1/22 (MBIA Insured)                          1,435       1,495
--------------------------------------------------------------------------------
California, GO
        VRDN (Currently 3.88%) (FGIC Insured)                 1,500       1,500
--------------------------------------------------------------------------------
        5.00%, 2/1/25 (MBIA Insured)                          1,000         946
--------------------------------------------------------------------------------
        5.00%, 8/1/29 (MBIA Insured)                          2,000       1,875
--------------------------------------------------------------------------------
        5.25%, 10/1/20                                        1,700       1,694
--------------------------------------------------------------------------------
        5.375%, 6/1/26 (FGIC Insured)                         1,500       1,497
--------------------------------------------------------------------------------
        5.40%, 12/1/16 (FSA Insured) *                        1,000       1,013
--------------------------------------------------------------------------------
        5.50%, 6/1/22                                         3,000       3,041
--------------------------------------------------------------------------------
        5.625%, 5/1/22                                        2,000       2,049
--------------------------------------------------------------------------------
        5.625%, 5/1/26                                        2,000       2,039
--------------------------------------------------------------------------------
        6.40%, 2/1/20 *                                       2,200       2,203
--------------------------------------------------------------------------------
    TECP, 3.80%, 9/1/00                                       2,000       2,000
--------------------------------------------------------------------------------
California Dept. of Water Resources
    Central Valley
        7.00%, 12/1/11                                        1,730       2,112
--------------------------------------------------------------------------------
        7.00%, 12/1/12                                        1,000       1,227
--------------------------------------------------------------------------------

California EFA
    Loyola Marymount
        Zero Coupon, 10/1/13
        (MBIA Insured)                                        4,755       2,387
--------------------------------------------------------------------------------
    St. Mary's College of California
        7.50%, 10/1/20
        (Prerefunded 10/1/00+)                                2,000       2,046
--------------------------------------------------------------------------------
    Stanford Univ., 5.25%, 12/1/26                            2,000       1,966
--------------------------------------------------------------------------------
    Univ. of Southern California, 5.50%, 10/1/27              3,545       3,559
--------------------------------------------------------------------------------
California HFFA
    Cedars Sinai Medical Center
        6.125%, 12/1/19                                       2,000       2,061
--------------------------------------------------------------------------------
    Pomona Valley Hosp.
        5.75%, 7/1/15 (MBIA Insured)                          1,800       1,911
--------------------------------------------------------------------------------
California Housing Fin. Agency
        6.15%, 8/1/16 *                                    $  1,000   $   1,015
--------------------------------------------------------------------------------
        6.70%, 8/1/15                                         1,100       1,144
--------------------------------------------------------------------------------
        6.70%, 8/1/25 *                                         565         579
--------------------------------------------------------------------------------
        6.85%, 8/1/17                                         3,015       3,102
--------------------------------------------------------------------------------
        7.25%, 8/1/17                                           735         752
--------------------------------------------------------------------------------
    Home Mortgage
        5.85%, 8/1/16 (MBIA Insured)                          1,970       2,048
--------------------------------------------------------------------------------
California Pollution Control Fin. Auth., PCR
    Laidlaw Enviromental, 6.70%, 7/1/07 *                     1,000          38
--------------------------------------------------------------------------------
    Resource Recovery, VRDN (Currently 3.55%) *                 200         200
--------------------------------------------------------------------------------
    Shell Oil, VRDN (Currently 3.45%) *                       1,800       1,800
--------------------------------------------------------------------------------
    Southern California Edison, VRDN (Currently 3.60%)          100         100
--------------------------------------------------------------------------------
    USA Waste Services, 5.00%, 6/1/18                         2,100       1,931
--------------------------------------------------------------------------------

California Public Works Board
    Dept. of Corrections
        6.875%, 11/1/14
        (Prerefunded 11/1/04+)                                1,000       1,125
--------------------------------------------------------------------------------
    Univ. of California
        5.50%, 6/1/14                                         2,000       2,139
--------------------------------------------------------------------------------
        6.40%, 12/1/16 (AMBAC Insured)
        (Prerefunded 12/1/02+)                                1,000       1,070
--------------------------------------------------------------------------------
California Statewide CDA
    Chevron, VRDN (Currently 3.50%) *                           300         300
--------------------------------------------------------------------------------
    Internext Group, 5.375%, 4/1/17                           2,500       2,301
--------------------------------------------------------------------------------
Carmichael Water Dist., Water & Sewer, COP
        5.125%, 9/1/29 (MBIA Insured)                         2,000       1,911
--------------------------------------------------------------------------------
Castaic Lake Water Agency
    Water System Improvement
        5.125%, 8/1/30 (AMBAC Insured)                        2,000       1,910
--------------------------------------------------------------------------------
        7.00%, 8/1/12 (MBIA Insured)                          1,000       1,222
--------------------------------------------------------------------------------
        7.00%, 8/1/13 (MBIA Insured)                          1,700       2,081
--------------------------------------------------------------------------------
Castaic Union School Dist., GO
        Zero Coupon, 5/1/18 (FGIC Insured)                    5,175       2,005
--------------------------------------------------------------------------------
Central Coast Water Auth., State Water Project Regional Fac.
        6.60%, 10/1/22 (AMBAC Insured)
        (Prerefunded 10/1/02+)                                1,000       1,070
--------------------------------------------------------------------------------
Chula Vista, Sub-Gateway Town Center
        7.50%, 1/1/32 *                                    $  4,500   $   4,223
--------------------------------------------------------------------------------
Corona Redev. Agency, Tax Allocation
        6.25%, 9/1/13 (FGIC Insured)                          1,000       1,084
--------------------------------------------------------------------------------
Coronado Community Dev. Agency
        5.60%, 9/1/30 (MBIA Insured)                          2,000       2,031
--------------------------------------------------------------------------------
Dry Creek Joint Elementary School Dist., GO
        Zero Coupon, 8/1/13 (FSA Insured)                     1,300         687
--------------------------------------------------------------------------------
        Zero Coupon, 8/1/14 (FSA Insured)                     1,340         664
--------------------------------------------------------------------------------

East Palo Alto Redev. Agency, Univ. Circle Gateway
        6.625%, 10/1/29                                       1,500       1,569
--------------------------------------------------------------------------------
Escondido, Multi-Family Housing
    Terrace Gardens Apartments
        5.40%, 7/1/07 (FNMA Guaranteed)                       1,000       1,014
--------------------------------------------------------------------------------
Fontana Redev. Agency, Jurupa Hills, 5.50%, 10/1/27           3,400       3,178
--------------------------------------------------------------------------------
Fontana Unified School Dist., GO
        Zero Coupon, 7/1/16 (MBIA Insured)                    2,350       1,027
--------------------------------------------------------------------------------
Foothill / Eastern Transportation Corridor Agency
        Zero Coupon, 1/1/07
        (Escrowed to Maturity)                                1,000         853
--------------------------------------------------------------------------------
        Zero Coupon, 1/1/17
        (Escrowed to Maturity)                                4,000       1,683
--------------------------------------------------------------------------------
        Zero Coupon, 1/15/17
        (MBIA Insured)                                        2,500       1,017
--------------------------------------------------------------------------------
        Zero Coupon, 1/1/25
        (Escrowed to Maturity)                                  850         219
--------------------------------------------------------------------------------
        Zero Coupon, 1/1/27
        (Escrowed to Maturity)                                1,910         440
--------------------------------------------------------------------------------
    California Toll Road
        Zero Coupon, 1/1/29
        (Escrowed to Maturity)                                8,335       1,710
--------------------------------------------------------------------------------
        5.00%, 1/1/35 (MBIA Insured)                          4,495       4,197
--------------------------------------------------------------------------------
Health Fac. Auth., Sutter Health, 6.25%, 8/15/31              2,000       2,074
--------------------------------------------------------------------------------
Hillsborough Water & Sewer, Water & Sewer Systems
        VRDN (Currently 3.65%)                                1,000       1,000
--------------------------------------------------------------------------------
Infrastructure & Economic Dev. Bank
    Scripps Research Institute, 5.75%, 7/1/30                 1,000       1,022
--------------------------------------------------------------------------------
Inglewood Redev. Agency
        6.125%, 7/1/23                                     $  1,780   $   1,796
--------------------------------------------------------------------------------
        6.125%, 7/1/23 (Prerefunded 7/1/03+)                  1,020       1,089
--------------------------------------------------------------------------------

Inland Empire Solid Waste Fin. Auth.
    San Bernardino County Landfills
        6.25%, 8/1/11 (FSA Insured)
        (Escrowed to Maturity)*                               1,000       1,118
--------------------------------------------------------------------------------
Intermodal Container Transfer Fac.
    Intermodal Container
        5.75%, 11/1/14 (AMBAC Insured)                        1,500       1,648
--------------------------------------------------------------------------------
Jefferson Union High School Dist., GO
        6.45%, 8/1/25 (MBIA Insured)                          1,250       1,449
--------------------------------------------------------------------------------
        6.45%, 8/1/29 (MBIA Insured)                          1,000       1,166
--------------------------------------------------------------------------------
Kern County Union High School Dist., GO
        7.00%, 8/1/10 (MBIA Insured)
        (Escrowed to Maturity)                                1,000       1,209
--------------------------------------------------------------------------------
Long Beach Harbor, 6.00%, 5/15/17 (FGIC Insured) *            1,000       1,094
--------------------------------------------------------------------------------
Los Angeles City, Dept. of Water and Power, 6.40%, 5/15/28    2,000       2,056
--------------------------------------------------------------------------------
Los Angeles County, COP, Marina del Rey, 6.50%, 7/1/08        1,000       1,060
--------------------------------------------------------------------------------
Los Angeles County Metropolitan Transportation Auth.
        6.00%, 7/1/26
        (MBIA Insured) (Prerefunded 7/1/06+)                  2,000       2,211
--------------------------------------------------------------------------------
Los Angeles County Public Works Fin. Auth.
    Rowland Heights
        5.50%, 10/1/18 (FSA Insured)                          1,500       1,574
--------------------------------------------------------------------------------
Los Angeles Harbor
        6.50%, 8/1/25 (Prerefunded 8/1/02+)                   1,000       1,064
--------------------------------------------------------------------------------
        6.625%, 8/1/19 *                                      2,500       2,628
--------------------------------------------------------------------------------
        7.60%, 10/1/18
        (Escrowed to Maturity)                                3,045       3,822
--------------------------------------------------------------------------------
Los Angeles Unified School Dist., GO
        5.375%, 7/1/25 (FGIC Insured)                         1,500       1,497
--------------------------------------------------------------------------------
Midpeninsula Regional Open Space Auth.
    Capital Appreciation
        Zero Coupon, 8/1/18
        (AMBAC Insured)                                       3,500       1,218
--------------------------------------------------------------------------------
    Fin. Auth., 5.90%, 9/1/14 (AMBAC Insured)                 1,250       1,333
--------------------------------------------------------------------------------

Modesto Irrigation Dist. Fin. Auth., Geysers
        6.00%, 10/1/15 (MBIA Insured)                      $  1,500   $   1,619
--------------------------------------------------------------------------------
Mojave Water Agency, Morongo Basin, GO
        5.75%, 9/1/15 (FGIC Insured)                          2,000       2,122
--------------------------------------------------------------------------------
Mt. Diablo Hosp. Dist.
        8.00%, 12/1/11 (AMBAC Insured)
        (Prerefunded 12/1/00+)                                1,250       1,287
--------------------------------------------------------------------------------
Newport Beach, Hoag Memorial Hosp.
        VRDN (Currently 3.55%)                                3,000       3,000
--------------------------------------------------------------------------------
Northern California Power Agency
    Public Power Hydroelectric
        5.00%, 7/1/28 (MBIA Insured)                          2,030       1,905
--------------------------------------------------------------------------------
Orange County, Recovery
        7.615%, 7/1/19 (MBIA Insured)                         6,000       6,594
--------------------------------------------------------------------------------
        COP, 6.00%, 7/1/26 (MBIA Insured)                     2,820       2,958
--------------------------------------------------------------------------------
Orange County Transportation Auth., Sales Tax
        6.00%, 2/15/09 (AMBAC Insured)                          750         841
--------------------------------------------------------------------------------
Orchard School Dist., 6.50%, 8/1/19 (FGIC Insured)
        (Prerefunded 8/1/05+)                                 1,000       1,124
--------------------------------------------------------------------------------
Pasadena Parking Fac., GO, 6.25%, 1/1/18                      3,000       3,350
--------------------------------------------------------------------------------
Placentia Public Fin. Auth., Special Tax, 6.60%, 9/1/15       1,000       1,024
--------------------------------------------------------------------------------
Placer County Water Agency, Capital Improvement Project
        5.50%, 7/1/29 (AMBAC Insured)                         1,750       1,756
--------------------------------------------------------------------------------
Pomona Unified School Dist., GO
        6.15%, 8/1/15 (MBIA Insured)                          1,000       1,126
--------------------------------------------------------------------------------
Port of Oakland, 5.75%, 11/1/29 (FGIC Insured) *              5,000       5,107
--------------------------------------------------------------------------------
Poway Community Fac. Dist., 6.75%, 8/15/15                      800         856
--------------------------------------------------------------------------------
Riverside County, Desert Justice Fac., COP
        6.00%, 12/1/12 (MBIA Insured)
        (Prerefunded 12/1/04+)                                1,000       1,084
--------------------------------------------------------------------------------

Sacramento City Fin. Auth.
        5.00%, 11/1/14                                        2,000       2,033
--------------------------------------------------------------------------------
        5.40%, 11/1/20                                        6,000       6,073
--------------------------------------------------------------------------------
Sacramento County Public Fac., Coroner Crime Lab., COP
        6.375%, 10/1/14 (AMBAC Insured)                       1,000       1,096
--------------------------------------------------------------------------------
Sacramento Fin. Auth. Revenue, Capital Improvement
        5.625%, 6/1/30                                        1,350       1,370
--------------------------------------------------------------------------------
Saddleback Valley Unified School Dist.
    Special Tax
        Zero Coupon, 9/1/19 (FSA Insured)                  $  2,370   $     844
--------------------------------------------------------------------------------
        6.00%, 9/1/15 (FSA Insured)                           1,375       1,539
--------------------------------------------------------------------------------
San Bernardino County, GO, RAN, 5.50%, 9/28/01                2,000       2,025
--------------------------------------------------------------------------------
San Diego IDR, VRDN (Currently 3.88%) (AMBAC Insured)         2,000       2,000
--------------------------------------------------------------------------------
San Francisco City and County
    Int'l. Airport
        6.30%, 5/1/25 (FGIC Insured) *                        1,000       1,043
--------------------------------------------------------------------------------
        6.50%, 5/1/18 (AMBAC Insured) *                       4,000       4,295
--------------------------------------------------------------------------------
San Jose Multifamily Housing
    Helzer Courts Apartments
        6.40%, 12/1/41 *                                      1,000         929
--------------------------------------------------------------------------------
Santa Ana Housing Auth., Villa Del Sol Apartments
        5.65%, 11/1/21 (FNMA Guaranteed) *                    1,000       1,020
--------------------------------------------------------------------------------
Santa Clara, Electric
        6.25%, 7/1/19 (MBIA Insured)
        (Prerefunded 7/1/01+)                                 2,000       2,076
--------------------------------------------------------------------------------
Santa Clara County Fin. Auth., VMC Fac.
        7.75%, 11/15/11 (AMBAC Insured)                       1,000       1,286
--------------------------------------------------------------------------------
Santa Clara Redev. Agency, Bayshore North
        7.00%, 7/1/10 (AMBAC Insured)                         3,000       3,532
--------------------------------------------------------------------------------
Santa Cruz County Housing Auth., Northgate Apartments
        5.35%, 7/20/22 (GNMA Guaranteed) *                    1,000         958
--------------------------------------------------------------------------------

Santa Margarita/Dana Point Auth.
        7.25%, 8/1/10 (MBIA Insured)                          1,000       1,230
--------------------------------------------------------------------------------
South Orange County Public Fin. Auth.
        7.00%, 9/1/07 (MBIA Insured)                          2,000       2,337
--------------------------------------------------------------------------------
Southern California Public Power Auth.
        6.75%, 7/1/10                                         2,100       2,455
--------------------------------------------------------------------------------
        6.75%, 7/1/12                                         1,700       2,005
--------------------------------------------------------------------------------
Torrance, Little Co. of Mary Hosp.
        6.875%, 7/1/15
        (Escrowed to Maturity)                                1,160       1,228
--------------------------------------------------------------------------------
Tri City Hosp. Dist.
        7.50%, 2/1/17 (MBIA Insured)
        (Prerefunded 2/1/02+)                                 2,000       2,133
--------------------------------------------------------------------------------
Tulare County, Capital Improvement, COP
        6.00%, 2/15/16 (MBIA Insured)
        (Prerefunded 2/15/06+)                             $  1,000   $   1,108
--------------------------------------------------------------------------------
Turlock Irrigation Dist., 6.00%, 1/1/20                       2,500       2,501
--------------------------------------------------------------------------------
Union Elementary School Dist, GO
        Zero Coupon, 9/1/14 (FGIC Insured)                    3,665       1,808
--------------------------------------------------------------------------------
Univ. of California Regents, Multi Purpose Project
        5.375%, 9/1/25 (FGIC Insured)                         1,635       1,632
--------------------------------------------------------------------------------
Univ. of California, VRDN (Currently 3.88%) (MBIA Insured)    3,000       3,000
--------------------------------------------------------------------------------
Walnut Valley Unified School Dist., GO
        7.20%, 2/1/16 (MBIA Insured)                          1,000       1,208
--------------------------------------------------------------------------------
Total California (Cost  $214,811)                                       224,030
--------------------------------------------------------------------------------
PUERTO RICO  1.9%
       Puerto Rico Ind. Tourist, Ed., Medical & Environmental
    Cogen Fac.
        6.625%, 6/1/26 *                                      1,000       1,042
--------------------------------------------------------------------------------
    Hospital de la Concepcion
        6.375%, 11/15/15                                        500         549
--------------------------------------------------------------------------------

Puerto Rico Electric Power Auth.
        7.00%, 7/1/21
        (Prerefunded 7/01/01+)                                1,000       1,043
--------------------------------------------------------------------------------
Puerto Rico Municipal Fin. Agency, GO, 5.50%, 8/1/02          1,670       1,707
--------------------------------------------------------------------------------
Total Puerto Rico (Cost  $4,220)                                          4,341
--------------------------------------------------------------------------------
100.0% of Net Assets (Cost  $219,031)                                 $ 228,371

Futures Contracts
In thousands
                                                     Contract  Unrealized
                                         Expiration    Value   Gain (Loss)
                                         ----------   -------  -----------
Short, 30 Bond Buyer 40 Muni Bond Index
contracts 120,000 par of Santa Clara,
Electric bonds pledged as initial margin   12/00     ($2,976)  $        -
Net payments (receipts) of variation
margin to date                                                        (16)
--------------------------------------------------------------------------------
Variation margin receivable
(payable) on open futures contracts                                         (16)

Other Assets Less Liabilities                                               105

NET ASSETS                                                            $ 228,460

Net Assets Consist of:
Accumulated net investment income - net of distributions              $      (5)
Accumulated net realized gain/loss - net of distributions                (1,501)
Net unrealized gain (loss)                                                9,340
Paid-in-capital applicable to 21,584,347 no par value
shares of beneficial interest outstanding;
unlimited number of shares authorized                                   220,626

NET ASSETS                                                            $ 228,460

NET ASSET VALUE PER SHARE                                             $   10.58

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  CDA  Community Development Administration
  COP  Certificates of Participation
  EFA  Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
 FNMA  Federal National Mortgage Association
  FSA  Financial Security Assurance Corp.
 GNMA  Government National Mortgage Association
   GO  General Obligation
 HFFA  Health Facility Financing Authority
  IDR  Industrial Development Revenue
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  RAN  Revenue Anticipation Note
 TECP  Tax-Exempt Commercial Paper
 VRDN  Variable Rate Demand Note

  The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price California Tax-Free Funds
---------------------------------------                              Unaudited
                                                                  In thousands
STATEMENT OF OPERATIONS
-----------------------                              Money Fund      Bond Fund
                                                       6 Months       6 Months
                                                          Ended          Ended
                                                        8/31/00        8/31/00
  Investment Income (Loss)
  Interest income                                    $    1,921    $     6,182
-------------------------------------------------------------------------------
  Expenses
   Investment management                                    176            454
   Custody and accounting                                    44             50
   Shareholder servicing                                     43             67
   Legal and audit                                            7              7
   Prospectus and shareholder reports                         5             10
   Trustees                                                   3              3
   Registration                                               1              1
   Miscellaneous                                              6              2
-------------------------------------------------------------------------------
   Total expenses                                           285            594
   Expenses paid indirectly                                  (1)            (3)
-------------------------------------------------------------------------------
   Net expenses                                             284            591
-------------------------------------------------------------------------------
  Net investment income (loss)                            1,637          5,591
-------------------------------------------------------------------------------
  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                 5            562
   Futures                                                    -             41
-------------------------------------------------------------------------------
   Net realized gain (loss)                                   5            603
  Change in net unrealized gain or loss on securities         -          9,502
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                     5         10,105
-------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                             $    1,642    $    15,696

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price California Tax-Free Funds
---------------------------------------                              Unaudited
                                                                  In thousands
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------           Money Fund              Bond Fund
                                    6 Months       Year    6 Months       Year
                                       Ended      Ended       Ended      Ended
                                     8/31/00    2/29/00     8/31/00    2/29/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)     $   1,637  $   2,505   $   5,591  $  11,058
  Net realized gain (loss)                 5          8         603     (1,973)
  Change in net unrealized
  gain or loss                             -          -       9,502    (16,110)
-------------------------------------------------------------------------------
  Increase (decrease) in
  net assets from operations           1,642      2,513      15,696     (7,025)
-------------------------------------------------------------------------------
Distributions to shareholders
  Net investment income               (1,637)    (2,505)     (5,611)   (11,058)
  Net realized gain                        -          -           -       (209)
-------------------------------------------------------------------------------
  Decrease in net assets
  from distributions                  (1,637)    (2,505)     (5,611)   (11,267)
-------------------------------------------------------------------------------
Capital share transactions *
  Shares sold                         42,087     98,632      19,278     53,047
  Distributions reinvested             1,551      2,350       3,534      7,557
  Shares redeemed                    (47,250)   (95,117)    (16,335)   (56,415)
-------------------------------------------------------------------------------
  Increase (decrease) in
  net assets from capital
  share transactions                  (3,612)     5,865       6,477      4,189
-------------------------------------------------------------------------------
Net Assets
Increase (decrease) during period     (3,607)     5,873      16,562    (14,103)
Beginning of period                  108,219    102,346     211,898    226,001
-------------------------------------------------------------------------------
End of period                      $ 104,612  $ 108,219   $ 228,460  $ 211,898

*Share information
  Shares sold                         42,087     98,632       1,876      5,040
  Distributions reinvested             1,551      2,350         343        724
  Shares redeemed                    (47,250)   (95,117)     (1,593)    (5,418)
-------------------------------------------------------------------------------
  Increase (decrease)
  in shares outstanding               (3,612)     5,865         626        346

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price California Tax-Free Funds
---------------------------------------
Unaudited                                                       August 31, 2000

NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price California Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940. The California Tax-Free Money Fund (the Money Fund) and the California Tax-Free Bond Fund (the Bond Fund), diversified, open-end management investment companies, are two of the portfolios established by the trust and commenced operations on September 15, 1986. The Money Fund seeks preservation of capital, liquidity, and consistent with these objectives, the highest level of income exempt from federal and California state income taxes by investing primarily in high-quality California municipal securities. The Bond Fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Money Fund, investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the Money Fund are valued at amortized cost. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Trustees.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Variation margin made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce each fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------

     Purchases and sales of portfolio securities for the Bond Fund, other than short-term securities, aggregated $46,948,000 and $46,036,000 respectively, for the six months ended August 31, 2000.

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 29, 2000, the Money Fund had capital loss carryforwards for federal income tax purposes of $74,000, all of which expires in 2003, and the Bond Fund had capital loss carryforwards of 1,330,000, all of which expires in 2008. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At August 31, 2000, the costs of investments for the Money and Bond Funds for federal income tax purposes were substantially the same as for financial reporting and totaled $96,241,000 and $219,031,000, respectively. For the Money Fund, amortized cost is equivalent to value. For the Bond Fund, net unrealized gain aggregated $9,340,000 at period-end, of which $11,577,000 was related to appreciated investments and $2,237,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS
-----------------------------------

     The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $29,000 and $80,000 were payable at August 31, 2000 by the Money and Bond Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At August 31, 2000 and for the six months then ended, the effective annual group fee rate was 0.32%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group. Under the terms of the investment management agreement, the manager is required to bear any expenses through February 28, 2001, which would cause the Money Fund's ratio of total expenses to average net assets to exceed 0.55%. Pursuant to this agreement, $39,000 of management fees were not accrued by the Money Fund for the six months ended August 31, 2000, and $268,000 remains unaccrued from prior periods. Subject to shareholder approval, the Money Fund may reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.55%.

     In addition, each fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc. is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Money and Bond Funds incurred expenses pursuant to these related party agreements totaling approximately $67,000 and $86,000, respectively, for the six months ended August 31, 2000, of which $13,000 and $18,000, respectively, were payable at period-end.

================================================================================

FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE
WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

WALK-IN INVESTOR CENTERS:
For directions,  call 1-800-225-5132
or visit our Web site

BALTIMORE  AREA
DOWNTOWN
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OWINGS  MILLS
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4410 ArrowsWest Drive

LOS ANGELES AREA
Warner Center
21800 Oxnard  Street,  Suite 270
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TAMPA
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10th Floor

WASHINGTON, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.       C05-051  8/31/00